STATEMENTS OF OPERATIONS [Parenthetical] - USD ($)	12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015
Gain Loss On Disposition Of Investments	$ 15,520,223	$ 12,941,795
Series Twenty [Member]
Gain Loss On Disposition Of Investments	0	70,580
Series Twenty One [Member]
Gain Loss On Disposition Of Investments	326,273	0
Series Twenty Two [Member]
Gain Loss On Disposition Of Investments	248,148	166,896
Series Twenty Three [Member]
Gain Loss On Disposition Of Investments	247,429	426,346
Series Twenty Four [Member]
Gain Loss On Disposition Of Investments	16,675	207,327
Series Twenty Five [Member]
Gain Loss On Disposition Of Investments	0	1,295,124
Series Twenty Six [Member]
Gain Loss On Disposition Of Investments	59,000	647,125
Series Twenty Seven [Member]
Gain Loss On Disposition Of Investments	0	237,896
Series Twenty Eight [Member]
Gain Loss On Disposition Of Investments	1,405,521	5,854,818
Series Twenty Nine [Member]
Gain Loss On Disposition Of Investments	199,000	278,493
Series Thirty [Member]
Gain Loss On Disposition Of Investments	273,454	94,887
Series Thirty One [Member]
Gain Loss On Disposition Of Investments	1,328,188	2,840,263
Series Thirty Two [Member]
Gain Loss On Disposition Of Investments	825,886	107,673
Series Thirty Three [Member]
Gain Loss On Disposition Of Investments	1,097,000	53,079
Series Thirty Four [Member]
Gain Loss On Disposition Of Investments	328,000	502,727
Series Thirty Five [Member]
Gain Loss On Disposition Of Investments	1,504,603	0
Series Thirty Six [Member]
Gain Loss On Disposition Of Investments	571,611	25,054
Series Thirty Eight [Member]
Gain Loss On Disposition Of Investments	32,421	0
Series Thirty Nine [Member]
Gain Loss On Disposition Of Investments	102,774	29,999
Series Forty [Member]
Gain Loss On Disposition Of Investments	790,011	0
Series Forty One [Member]
Gain Loss On Disposition Of Investments	457,440	0
Series Forty Two [Member]
Gain Loss On Disposition Of Investments	3,214,695	103,508
Series Forty Three [Member]
Gain Loss On Disposition Of Investments	$ 2,492,094	$ 0